Intangible assets - Summary (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
Intangible assets	BRL 4,592,262	BRL 4,575,694	BRL 4,505,634
Cost
Intangible assets
Intangible assets	5,223,445
Accumulated depreciation
Intangible assets
Intangible assets	BRL (631,183)
Systems development and deployment
Intangible assets
Annual amortization rate (as a percent)	20.00%
Intangible assets	BRL 47,197	35,308
Systems development and deployment | Cost
Intangible assets
Intangible assets	173,152
Systems development and deployment | Accumulated depreciation
Intangible assets
Intangible assets	(125,955)
Concession right | Macuco Terminal
Intangible assets
Intangible assets	115,047	115,047
Concession right | Cost | Macuco Terminal
Intangible assets
Intangible assets	BRL 115,047
Databases | Aracruz
Intangible assets
Annual amortization rate (as a percent)	10.00%
Intangible assets	BRL 45,600	91,200
Databases | Cost | Aracruz
Intangible assets
Intangible assets	456,000
Databases | Accumulated depreciation | Aracruz
Intangible assets
Intangible assets	BRL (410,400)
Relationships with suppliers | Aracruz | Chemical products
Intangible assets
Annual amortization rate (as a percent)	6.30%
Intangible assets	BRL 72,187	82,500
Relationships with suppliers | Cost | Aracruz | Chemical products
Intangible assets
Intangible assets	165,000
Relationships with suppliers | Accumulated depreciation | Aracruz | Chemical products
Intangible assets
Intangible assets	(92,813)
Goodwill | Aracruz
Intangible assets
Intangible assets	4,230,450	4,230,450
Goodwill | Cost | Aracruz
Intangible assets
Intangible assets	4,230,450
Intangible in progress and trademarks and patents
Intangible assets
Intangible assets	71,403	10,698
Intangible in progress and trademarks and patents | Cost
Intangible assets
Intangible assets	BRL 71,403
Other
Intangible assets
Annual amortization rate (as a percent)	6.20%
Intangible assets	BRL 10,378	BRL 10,491
Other | Cost
Intangible assets
Intangible assets	12,393
Other | Accumulated depreciation
Intangible assets
Intangible assets	BRL (2,015)